Segment information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total assets	R$ 8,829,539	R$ 7,584,481
Current assets	1,589,784	1,203,506
Non-current assets	7,239,755	6,380,975
Total liabilities and equity	8,829,539	7,584,481
Current liabilities	1,140,195	1,058,567
Non-current liabilities	3,378,761	2,882,902
Equity	4,310,583	3,643,012	R$ 3,250,158	R$ 3,000,018
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	8,829,539	7,584,481
Current assets	1,589,784	1,203,506
Non-current assets	7,239,755	6,380,975
Total liabilities and equity	8,829,539	7,584,481
Current liabilities	1,140,195	1,058,567
Non-current liabilities	3,378,761	2,882,902
Equity	4,310,583	3,643,012
Investments in associate	54,442	51,834
Capital expenditures	392,615	218,428
Operating segments [member] | Undergrad [member]
IfrsStatementLineItems [Line Items]
Total assets	8,393,185	7,104,154
Current assets	1,443,566	1,001,156
Non-current assets	6,949,619	6,102,998
Total liabilities and equity	8,393,185	7,104,154
Current liabilities	884,705	787,658
Non-current liabilities	3,279,846	2,783,855
Equity	4,228,634	3,532,641
Investments in associate	54,442	51,834
Capital expenditures	301,368	139,361
Operating segments [member] | Continuing Education [member]
IfrsStatementLineItems [Line Items]
Total assets	274,318	336,908
Current assets	71,893	155,511
Non-current assets	202,425	181,397
Total liabilities and equity	274,318	336,908
Current liabilities	188,489	221,002
Non-current liabilities	75,619	73,960
Equity	10,210	41,946
Investments in associate
Capital expenditures	53,162	15,178
Operating segments [member] | Medical Practice Solutions [Member]
IfrsStatementLineItems [Line Items]
Total assets	170,624	154,636
Current assets	82,913	58,056
Non-current assets	87,711	96,580
Total liabilities and equity	170,624	154,636
Current liabilities	75,589	61,124
Non-current liabilities	23,296	25,087
Equity	71,739	68,425
Investments in associate
Capital expenditures	38,085	63,889
Operating segments [member] | Total Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
Total assets	8,838,127	7,595,698
Current assets	1,598,372	1,214,723
Non-current assets	7,239,755	6,380,975
Total liabilities and equity	8,838,127	7,595,698
Current liabilities	1,148,783	1,069,784
Non-current liabilities	3,378,761	2,882,902
Equity	4,310,583	3,643,012
Investments in associate	54,442	51,834
Capital expenditures	392,615	218,428
Operating segments [member] | Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
Total assets	(8,588)	(11,217)
Current assets	(8,588)	(11,217)
Non-current assets
Total liabilities and equity	(8,588)	(11,217)
Current liabilities	(8,588)	(11,217)
Non-current liabilities
Equity
Investments in associate
Capital expenditures